INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Inventory Abstract
Finished goods	$ 9,985	$ 8,098
Work in progress – vehicles	11,560	42
Parts for resale	1,728	1,928
Total Inventory	$ 23,273	$ 10,068